CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	¥ 17,329,612	¥ 18,586,274
Restricted cash	6,071,491	3,153,390
Short-term deposits	11,388,834	12,931,757
Restricted short-term deposits	296,277	110,699
Short-term investments	3,217,293	751,290
Long-term deposits, current portion	3,020,317	452,326
Restricted long-term deposits, current portion	600,472	0
Accounts and notes receivable, net	1,996,917	2,449,629
Installment payment receivables, net, current portion	3,553,054	2,558,756
Inventory	10,380,668	5,562,922
Amounts due from related parties	¥ 102,219	¥ 43,714
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepayments and other current assets, net	¥ 5,296,673	¥ 3,135,312
Total current assets	63,253,827	49,736,069
Non-current assets
Long-term deposits	4,263,542	4,489,036
Restricted long-term deposits	1,468,708	1,487,688
Property, plant and equipment, net	13,527,237	11,521,863
Right-of-use assets, net	3,730,921	1,261,663
Intangible assets, net	4,253,168	4,610,469
Land use rights, net	3,216,526	2,744,424
Installment payment receivables, net	6,496,020	4,448,416
Long-term investments	2,523,037	1,963,194
Other non-current assets	429,644	443,283
Total non-current assets	39,908,803	32,970,036
Total assets	103,162,630	82,706,105
Current liabilities
Short-term borrowings	4,282,000	4,609,123
Accounts payable	18,001,675	15,181,585
Notes payable	19,161,724	7,898,896
Amounts due to related parties	1,064	9,364
Income taxes payable	44,682	14,514
Derivative liability	¥ 281,009	¥ 0
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Operating lease liabilities, current portion	¥ 445,901	¥ 324,496
Finance lease liabilities, current portion	55,581	41,940
Deferred revenue, current portion	1,463,065	1,275,716
Long-term borrowings, current portion	1,837,950	1,858,613
Accruals and other liabilities	12,538,698	8,650,636
Total current liabilities	58,113,349	39,864,883
Non-current liabilities
Long-term borrowings	6,588,865	5,664,518
Operating lease liabilities	4,246,599	1,345,852
Finance lease liabilities	740,576	777,697
Deferred revenue	1,206,014	822,719
Derivative liability	0	167,940
Deferred tax liabilities	330,353	341,932
Other non-current liabilities	1,568,284	2,445,776
Total non-current liabilities	14,680,691	11,566,434
Total liabilities	72,794,040	51,431,317
Commitments and contingencies
SHAREHOLDERS' EQUITY
Additional paid-in capital	71,236,011	70,671,685
Statutory and other reserves	137,720	95,019
Accumulated deficit	(42,767,710)	(41,585,549)
Accumulated other comprehensive income	1,762,443	2,093,508
Total shareholders' equity	30,368,590	31,274,788
Total liabilities and shareholders' equity	103,162,630	82,706,105
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	105	104
Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	¥ 21	¥ 21